Common and Preferred Shares (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common and Preferred Shares
Schedule of assumptions used in the OPM and CSE models

	As of September 30, 2021	As of December 31, 2020
Stock Price	$9.94	$10.80
Volatility	22.8%	24.0%
Expected life of the options to convert	5.13	5.75
Risk-free rate	1.00%	0.47%
Dividend yield	0.0%	0.0%

	As of March 13, 2020	As of December 31, 2020
Stock Price	$9.71	$10.80
Volatility	18.2%	24.0%
Expected life of the options to convert	6.55	5.75
Risk-free rate	0.85%	0.47%
Dividend yield	0.0%	0.0%

TOI Parent Inc.
Common and Preferred Shares
Schedule of assumptions used in the OPM and CSE models

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Value per common stock equivalent	$562.06

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Value per common stock equivalent	$562.06